Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
REVENUES	$ 8,038,370	$ 3,750,352	$ 5,447,879
COST OF REVENUES
COST OF REVENUES	(7,337,991)	(2,420,802)	(1,858,523)
GROSS PROFIT	700,379	1,329,550	3,589,356
OPERATING EXPENSES
Selling expenses	(599,741)	(853,476)	(2,480,974)
General and administrative expenses	(24,344,305)	(7,606,065)	(3,595,701)
Total operating expenses	(24,944,046)	(8,459,541)	(6,076,675)
(LOSS) INCOME FROM OPERATIONS	(24,243,667)	(7,129,991)	(2,487,319)
OTHER INCOME, NET
Other income	1,576,795	92,308	68,905
Other expense	(1,353,845)	(1,054,377)	(18,791)
Total other income, net	222,950	(962,069)	50,114
NET LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(24,020,717)	(8,092,060)	(2,437,205)
Income tax expenses		(54,531)	(115,094)
NET LOSS FROM CONTINUING OPRATIONS ATTRIBUTABLE TO THE COMPANY’S SHAREHOLDERS	(24,020,717)	(8,146,591)	(2,552,299)
DISCONTINUED OPERATIONS
Net income from discontinued operations		(532,698)	4,568
Income tax expenses from discontinued operations			63
NET (LOSS) INCOME FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO THE COMPANY’S SHAREHOLDERS		(532,698)	4,631
NET LOSS	(24,020,717)	(8,679,289)	(2,547,668)
Other comprehensive loss
Foreign currency translation loss	32,724	(48,655)	(86,942)
TOTAL COMPREHENSIVE LOSS	$ (23,987,993)	$ (8,727,944)	$ (2,634,610)
Basic (loss) earnings per share (in Dollars per share)	$ (26.92)	$ (41.37)	$ (114.16)
Diluted (loss) earnings per share (in Dollars per share)	$ (26.92)	$ (41.37)	$ (114.16)
Weighted average number of common shares outstanding - basic (in Shares)	892,314	209,822	22,317
Weighted average number of common shares outstanding - diluted (in Shares)	892,314	209,822	22,317
Third parties
REVENUES
REVENUES	$ 8,012,119	$ 3,616,214	$ 4,835,016
COST OF REVENUES
COST OF REVENUES	(7,337,991)	(2,369,894)	(1,711,225)
Related parties
REVENUES
REVENUES	26,251	134,138	612,863
COST OF REVENUES
COST OF REVENUES		$ (50,908)	$ (147,298)